Adoption of New Accounting Standards	12 Months Ended
Apr. 30, 2023
Disclosure of initial application of standards or interpretations [abstract]
Adoption of New Accounting Standards
4.
ADOPTION OF NEW ACCOUNTING STANDARDS

Standards adopted

Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)

The amendments to IAS 37 specify which costs an entity includes in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous. Costs that relate directly to a contract can either be incremental costs of fulfilling contracts (an example would be direct labour, materials) or an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract).

The Company adopted this standard effective May 1, 2022. The adoption of the amendment to IAS 37 did not have an impact on the Company’s consolidated financial statements for the year ended April 30, 2023.

Standards not yet adopted

Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)

The amendments to IAS 1 provide a more general approach to the classification of liabilities based on the contractual arrangements in place at the reporting date.

These amendments are effective for reporting periods beginning on or after January 1, 2024, which is our fiscal year ending April 30, 2025.